UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2006
Date of reporting period: August 31, 2005

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Genuine Parts	11000	$504,020	1.18%	Auto Parts - Retail/Whlsle
Nissan Motor ADR	28000	$590,520	1.38%	Auto/Truck - Mfg Foreign
RPM	25390	$481,141	1.13%	Buildg Prods - Retail/Whlsle
Plum Creek Timber	25000	$918,750	2.15%	Buildg Prods - Wood
Weyerhaeuser	16000	$1,040,320	2.44%	Buildg Prods - Wood
Hanson plc ADS	20000	$1,049,800	2.46%	Building - Cement/Concrete/Ag
BASF AG ADS	10000	$705,400	1.65%	Chemicals - Diversified
Fording Canadian Coal Trust	18000	$2,224,800	5.21%	Coal
Gillette	12000	$646,440	1.51%	Cosmetics & Toiletries
3M	7500	$533,625	1.25%	Diversified Operations
USEC	65000	$765,050	1.79%	Energy Alternate Sources
Kellogg	15000	$679,950	1.59%	Food - Flour & Grain
Manitowoc	17250	$803,850	1.88%	Machinery - Const/Mining
Regal-Beloit	15000	$500,550	1.17%	Machinery - Tools & Rel Prods
Abbott Laboratories	12500	$564,125	1.32%	Medical - Drugs
Bristol-Myers Squibb	31000	$758,570	1.78%	Medical - Drugs
GlaxoSmithKline plc ADR	12000	$584,640	1.37%	Medical - Drugs
Lilly (Eli)	14000	$770,280	1.80%	Medical - Drugs
Pfizer	20000	$509,600	1.19%	Medical - Drugs
Wyeth	17000	$778,430	1.82%	Medical - Drugs
Rio Tinto plc ADS	9000	$1,288,350	3.02%	Metal Ores - Misc
BHP Billiton Ltd ADS	35000	$1,095,850	2.57%	Metal Ores - Non Ferrous
Phelps Dodge	5000	$537,650	1.26%	Metal Ores - Non Ferrous
Worthington Industries	20000	$362,000	0.85%	Metal Prods - Fabrication
EnCana	25000	$1,229,750	2.88%	Oil & Gas - Canadn Integrated
BP plc ADS	22382	$1,530,481	3.58%	Oil & Gas - Intl Integrated
Exxon Mobil	25200	$1,509,480	3.53%	Oil & Gas - Intl Integrated
ConocoPhillips	10000	$659,400	1.54%	Oil & Gas - U S Integrated
Diebold	10000	$480,000	1.12%	Protection - Safety Eqt & Svc
McGraw-Hill	24000	$1,157,280	2.71%	Publishing - Books
Dow Jones & Co	24000	$980,400	2.30%	Publishing - Newspapers
Duke Realty	30000	$982,200	2.30%	Real Estate - Equity REITs
Shurgard Storage Centers	20000	$1,108,000	2.59%	Real Estate - Equity REITs
United States Steel	24000	$1,006,080	2.36%	Steel - Producers
BCE	30000	$786,000	1.84%	Telecommunctns - Services
Telus	20000	$739,000	1.73%	Telecommunctns - Services
Burlington Northern Santa Fe	22000	$1,166,440	2.73%	Transportation - Rail
Canadian Pacific Railway Ltd	23000	$870,090	2.04%	Transportation - Rail
United Parcel Service, Cl B	14000	$992,460	2.32%	Transportation - Services
Avista	46000	$894,240	2.09%	Utility - Electric Power
Duke Energy	30000	$869,700	2.04%	Utility - Electric Power
FPL Group	28000	$1,206,520	2.83%	Utility - Electric Power
IDACORP	25000	$767,500	1.80%	Utility - Electric Power
NiSource	34000	$820,760	1.92%	Utility - Electric Power
Puget Energy	12500	$284,625	0.67%	Utility - Electric Power
National Fuel Gas	27000	$812,970	1.90%	Utility - Gas Distribution
Piedmont Natural Gas	25000	$614,000	1.44%	Utility - Gas Distribution
Sempra Energy	22300	$999,486	2.34%	Utility - Gas Distribution
Telecom Corp New Zealand ADS	8000	$271,440	0.64%	Utility - Telephone
Telefonica SA ADS	25620	$1,275,364	2.99%	Utility - Telephone

	TOTAL	$42,707,376

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Crane	35000	$1,036,350	1.55%	Aerospace - Equipment
Harman International Industries	10000	$1,034,000	1.55%	Audio/Video Home Products
Genuine Parts	15000	$687,300	1.03%	Auto Parts - Retail/Whlsle
Supreme Industries	20000	$178,600	0.27%	Auto/Truck - Manufacturing
Nissan Motor ADR	40000	$843,600	1.26%	Auto/Truck - Mfg Foreign
Toyota Motor ADS	11000	$901,780	1.35%	Auto/Truck - Mfg Foreign
Hansen Natural	2063	$102,428	0.15%	Beverages - Soft Drink
PepsiCo	27000	$1,480,950	2.22%	Beverages - Soft Drink
Building Materials Holding	16000	$1,495,680	2.24%	Buildg Prods - Retail/Whlsle
Fastenal	10000	$605,800	0.91%	Buildg Prods - Retail/Whlsle
Lowe's Companies	16000	$1,028,960	1.54%	Buildg Prods - Retail/Whlsle
EMCOR Group	20000	$1,102,800	1.65%	Building - Heavy Const
Hercules	30000	$382,500	0.57%	Chemicals - Specialty
3Com	55000	$186,450	0.28%	Computer - Local Networks
International Business Machines	12000	$967,440	1.45%	Computer - Mainframes
Apple Computer	72000	$3,376,080	5.05%	Computer - Mini/Micro
Hewlett-Packard	36000	$999,360	1.50%	Computer - Mini/Micro
Advanced Digital Information	65000	$580,450	0.87%	Computer - Peripheral
Adobe Systems	40000	$1,081,600	1.62%	Computer - Software
Business Objects SA ADS	35000	$1,166,900	1.75%	Computer - Software
Intuit	30000	$1,375,200	2.06%	Computer - Software
Macromedia	25000	$923,750	1.38%	Computer - Software
SS&C Technologies	22000	$802,780	1.20%	Computer - Software
Agilent Technologies	30000	$964,800	1.44%	Elec Components - Misc
Advanced Micro Devices	50000	$1,038,500	1.55%	Elec Components - Semicondtrs
Cree Research	20000	$512,800	0.77%	Elec Components - Semicondtrs
Freescale Semiconductor	10000	$240,800	0.36%	Elec Components - Semicondtrs
Taiwan Semiconductor ADS	107873	$887,795	1.33%	Elec Components - Semicondtrs
Potash Corp of Saskatchewan	12000	$1,320,840	1.98%	Fertilizers
Trimble Navigation	35000	$1,278,200	1.91%	Instruments - Elec Measuring
Keithley Instruments	12000	$173,400	0.26%	Instruments - Scientific
Manitowoc	20000	$932,000	1.39%	Machinery - Const/Mining
Regal-Beloit	20000	$667,400	1.00%	Machinery - Tools & Rel Prods
Affymetrix	20000	$989,800	1.48%	Medical - Biomed/Genetics
Amgen	18000	$1,438,200	2.15%	Medical - Biomed/Genetics
Genentech	16000	$1,503,040	2.25%	Medical - Biomed/Genetics
Lilly (Eli)	13000	$715,260	1.07%	Medical - Drugs
Novartis AG ADR	18000	$877,500	1.31%	Medical - Drugs
Novo-Nordisk A/S ADR	10000	$518,200	0.78%	Medical - Drugs
Pharmaceutical Product Development	13000	$731,510	1.09%	Medical - Drugs
Wyeth	20000	$915,800	1.37%	Medical - Drugs
Barr Pharmaceuticals	20000	$912,200	1.37%	Medical - Generic Drugs
Humana	25000	$1,204,000	1.80%	Medical - Hlth Maint Orgs
CryoLife	75000	$585,000	0.88%	Medical - Misc Products
IMS Health	21000	$571,200	0.85%	Medical - Misc Products
Zimmer Holdings	10000	$821,700	1.23%	Medical - Misc Products
DENTSPLY International	18000	$953,460	1.43%	Medical - Supplies
Johnson & Johnson	15000	$950,850	1.42%	Medical - Supplies
Anglo-American plc ADR	25000	$637,500	0.95%	Metal Ores - Gold
Rio Tinto plc ADS	9000	$1,288,350	1.93%	Metal Ores - Misc
Canon ADS	16000	$810,400	1.21%	Office Automation
Staples	27000	$592,110	0.89%	Office Equip & Supplies
EnCana	40000	$1,967,600	2.94%	Oil & Gas - Canadn Integrated
BP plc ADS	16544	$1,131,279	1.69%	Oil & Gas - Intl Integrated
Noble	17000	$1,212,100	1.81%	Oil & Gas - Offshore Drillng
Patterson - UTI Energy	30000	$1,020,000	1.53%	Oil & Gas - U S Explo & Prod
McGraw-Hill	22000	$1,060,840	1.59%	Publishing - Books
Wiley (John) & Sons, Cl A	24000	$1,061,280	1.59%	Publishing - Books
Bed Bath & Beyond	20000	$811,000	1.21%	Retail - Misc/Diversified
Oakley	32000	$559,680	0.84%	Retail - Misc/Diversified
PETsMART	35000	$901,950	1.35%	Retail - Misc/Diversified
Clorox	13000	$748,410	1.12%	Soap & Cleaning Preparatns
America Movil ADR	75000	$1,650,000	2.47%	Telecommunctns - Cellular
Harris	26000	$1,003,860	1.50%	Telecommunctns - Equip
Qualcomm	56000	$2,223,760	3.33%	Telecommunctns - Equip
LAN Airlines SA	30000	$945,000	1.41%	Transportation - Airline
Norfolk Southern	20000	$712,200	1.07%	Transportation - Rail
United Parcel Service, Cl B	18000	$1,276,020	1.91%	Transportation - Services
Avista	60000	$1,166,400	1.75%	Utility - Electric Power

	TOTAL	$66,824,751

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On September 28, 2005, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 6, 2005

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 6, 2005